Goodwill and Intangible Assets, Net (Details) - Schedule of Purchase Price Allocation $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets, Net (Details) - Schedule of Purchase Price Allocation [Line Items]
Total consideration	$ 9,953
Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Purchase Price Allocation [Line Items]
Total consideration	500
Customer relationship [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Purchase Price Allocation [Line Items]
Total consideration	$ 9,453